Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Business Combination
Business Combination

Note 3 — Business Combination

As discussed in Note 1, the Company entered into the Merger Agreement with Trinity, the Trinity Parties, the Predecessor Companies and the Predecessor Management Companies. The Business Combination was accounted for in accordance with ASC 805, Business Combinations. The Company determined that BRELF II was the accounting acquirer. As such, the Business Combination culminated in two steps: the merger of the Trinity Parties with and into BRELF II as a recapitalization and simultaneous capital issuance, and the acquisition of 100% of the remaining entities within the Predecessor Company Group by BRELF II. In accordance with ASC 805, the merger of the Trinity Parties into BRELF II was accounted for as a recapitalization and is reflected as the issuance of shares for cash. The acquisition of the remaining entities within the Predecessor Company Group by BRELF II was accounted for as a business combination in accordance with ASC 805 using the acquisition method of accounting. Cash proceeds from the recapitalization with Trinity Merger Sub I, Inc. were $327.1 million, partially offset by the consent fee paid to holders of the Company’s warrants to purchase one-fourth (1/4th) of one share of our common stock at an exercise price of $2.875 per warrant (the “Public Warrants”) in the aggregate amount of $66.7 million, for net proceeds of $260.4 million. The cash proceeds from the recapitalization with Trinity Merger Sub I, Inc. were used, in part, to pay cash consideration for the acquisition of the Predecessor Company Group and transaction costs (as further described below), leaving approximately $146.9 million remaining.

Separately, the cash and equity consideration transferred per the Merger Agreement was allocated between the legal amounts issued for the recapitalization of BRELF II and the cash and equity issued for the acquisition of the Predecessor Company Group. Given that the Merger Agreement was negotiated at arm’s length and based on the fair value of the entities, the legal consideration best depicted the relative fair value of separating the acquisitions from the recapitalization. The amount of common stock issued in the transaction that was attributable to the recapitalization of BRELF II was $495.5 million, along with $12.7 million of transaction costs, which were recorded as operating expenses and were settled in cash of $11.3 million and common stock of $1.4 million.

Total consideration allocated to the Business Combination under ASC 805 is $581.8 million, which was measured at its acquisition date fair value, consisting of $102.2 million in cash and $479.6 million of the Company common stock.

Such amounts are inclusive of seller-transaction costs of $13.5 million, settled by the acquirer at closing in cash of $11.9 million and common stock of $1.6 million.

The purchase price allocation of assets acquired, and liabilities assumed have been recorded at their fair values as of the closing of November 14, 2019, the date of acquisition. The difference between the fair value of net assets acquired, including the value of intangible assets acquired, and the consideration was recorded as goodwill.

The fair values of assets acquired and liabilities assumed by BRELF II on November 14, 2019 are as follows:

Consideration paid:	$ (in thousands)
Cash	$102,245
Common stock	479,619
Total consideration paid	$581,864

Assets acquired:
Cash and cash equivalents	88,505
Investment in real property	8,413
Mortgage notes receivable	344,837
Interest and fees receivable	2,743
Intangible assets	1,000
Other assets	174
Total Assets	445,672

Liabilities assumed:
Accounts payable and accrued liability	205
Other liabilities	568
Total Liabilities	773
Net assets acquired	444,899
Goodwill	$136,965

In the first quarter of 2020, based on additional information obtained about facts and circumstances that existed as of November 14, 2019, we recorded a measurement period adjustment to reduce the fair value of intangible assets in the form of customer relationships from $6.0 to $1.0 million. This adjustment increased the preliminary amount of goodwill previously recorded by $5.0 million.

The purchase price for the acquisition was determined based on our expectations of future earnings and cash flows, resulting in the recognition of goodwill. Goodwill predominantly relates to the value of the assembled workforce and intangible assets that do not qualify for separate recognition at the time of the acquisition. Purchased goodwill is deductible for income tax purposes over 15 years.

The fair value of the customer relationships was determined using the replacement cost approach. The cost provides a systematic framework for estimating the value of the intangible asset based on the economic principle of substitution. Under this approach, value is estimated by developing the cost to either replace or reproduce (replicate) the asset as if new. The preliminary useful lives for customer relationships were determined based upon the remaining useful economic lives of the assets that are expected to contribute to future cash flows and approximates between two to five years. Amortization expense is recorded on a straight-line method, refer to Note 6 for further information on the estimated useful lives and amortization related to the acquired intangible assets.

As described above, the Company incurred a total of $26.2 million of transaction-related costs for both the Business Combination and the recapitalization of BRELF II, of which $25.8 million was incurred and expensed in the Predecessor period and $0.4 million was incurred and expensed in the Successor period. Transaction-related expenses are comprised primarily of transaction fees, including legal, finance, consulting, professional fees and other third-party costs. These amounts were recorded as operating expenses in the consolidated statements of income in the periods incurred. At the closing of the transaction in the Successor period, the acquirer directly paid (or repaid to the sellers) the amounts owed for such expenses, settling them in a combination of cash and equity. From the perspective of the Successor entity, the settlement of these amounts by the acquirer at closing were allocated between purchase price for the business combination and recapitalization of BRELF II, using a methodology consistent with the allocation of the overall consideration transferred.

Included within the transaction-related expenses referred to above, is a termination fee of $10.0 million related to the termination of certain referral agreements the Predecessor Management Companies had in place with a related entity, which settled in $7.0 million of cash and $3.0 million of the Company common stock at closing.

Supplemental pro forma financial information

When giving effect to the Business Combination as if it closed on January 1, 2019, there are no material differences between historical revenue and earnings of the Company and results on a pro forma basis, except for the timing of transaction costs and amortization expense related to intangible assets, which would have been incurred as of an earlier date. Refer to Note 6 for the future impact of estimated amortization expense related to acquired intangible assets based on the preliminary fair values and preliminary estimated useful lives.

Note 3 — Business Combination

As discussed in Note 1, the Company entered into a Merger Agreement with Trinity, the Trinity Parties, the Predecessor Companies and the Predecessor Management Companies. The Business Combination was accounted for in accordance with ASC 805, Business Combinations. The Company determined that BRELF II was the accounting acquirer. As such, the Business Combination culminated in two steps: the merger of the Trinity Parties with and into BRELF II as a recapitalization and simultaneous capital issuance, and the acquisition of 100% of the remaining entities within the Predecessor Company Group by BRELF II. In accordance with ASC 805, the merger of the Trinity Parties into BRELF II was accounted for as a recapitalization and is reflected as the issuance of shares for cash. The acquisition of the remaining entities within the Predecessor Company Group by BRELF II was accounted for as a business combination in accordance with ASC 805 using the acquisition method of accounting. Cash proceeds from the recapitalization with Trinity Merger Sub I, Inc. were $327.1 million, partially offset by the consent fee paid to holders of public warrants in the amount of $66.7 million, for net proceeds of $260.4 million. The cash proceeds from the recapitalization with Trinity Merger Sub I, Inc. were used, in part, to pay cash consideration for the acquisition of the Predecessor Company Group and transaction costs (as further described below), leaving approximately $146.9 million remaining.

Separately, the cash and equity consideration transferred per the Merger Agreement was allocated between the legal amounts issued for the recapitalization of BRELF II and the cash and equity issued for the acquisition of the Predecessor Company Group. Given that the Merger Agreement was negotiated at arm’s length and based on the fair value of the entities, the legal consideration best depicted the relative fair value of separating the acquisitions from the recapitalization. The amount of common stock issued in the transaction that was attributable to the recapitalization of BRELF II was $495.5 million, along with $12.7 million of transaction costs, which were recorded as operating expenses and were settled in cash of $11.3 million and common stock of $1.4 million.

Total consideration allocated to the Business Combination under ASC 805 is $581.8 million, which was measured at its acquisition date fair value, consisting of $102.2 million in cash and $479.6 million of the Company common stock. Such amounts are inclusive of seller-transaction costs of $13.5 million, settled by the acquirer at closing in cash of $11.9 million and common stock of $1.6 million.

The purchase price allocation of assets acquired, and liabilities assumed have been recorded at their preliminary fair values as of the closing of November 14, 2019, the date of acquisition. The difference between the fair value of net assets acquired, including the value of intangible assets acquired, and the consideration was recorded as goodwill.

The preliminary fair values of assets acquired and liabilities assumed by BRELF II on November 14, 2019 are as follows:

Consideration paid:	$ (in thousands)
Cash	$102,245
Common stock	479,619
Total consideration paid	$581,864

Assets acquired:
Cash and cash equivalents	88,505
Investment in real property	8,413
Mortgage notes receivable	344,837
Interest and fees receivable	2,743
Intangible assets	6,000
Other assets	174
Total Assets	450,672

Liabilities assumed:
Accounts payable and accrued liability	205
Other liabilities	568
Total Liabilities	773
Net assets acquired	449,899

Goodwill	$131,965

The purchase price allocation is preliminary pending final determination of the fair values of certain assets and liabilities. As of December 31, 2019, certain items related to the fair value of intangible assets have not been finalized and may be subject to change as additional information is received. The finalization of these matters and any additional information received that existed as of acquisition date may result in changes to the underlying assets, liabilities and goodwill. These changes may be material. The final determination of these fair values will be completed as soon as possible but no later than one year from the acquisition date.

The purchase price for the acquisition was determined based on the Company’s expectations of future earnings and cash flows, resulting in the recognition of goodwill. The purchase consideration was also allocated to the preliminary fair value of identifiable intangible assets, including $6.0 million to customer relationships.

The preliminary fair value of the customer relationships was determined using the replacement cost approach. The cost provides a systematic framework for estimating the value of the intangible asset based on the economic principle of substitution. Under this approach, value is estimated by developing the cost to either replace or reproduce (replicate) the asset as if new. The preliminary useful lives for customer relationships were determined based upon the remaining useful economic lives of the assets that are expected to contribute to future cash flows and approximates between two to five years. Amortization expense is recorded on a straight-line method.

Goodwill predominantly relates to the value of the assembled workforce and intangible assets that do not qualify for separate recognition at the time of the acquisition. The goodwill is not deductible for income tax purposes.

See Note 6 for further information on the estimated useful lives and amortization related to the acquired intangible assets.

As described above, the Company incurred a total of $26.2 million of transaction-related costs for both the Business Combination and the recapitalization of BRELF II, of which $25.8 million was incurred and expensed in the predecessor period and $0.4 million was incurred and expensed in the successor period. Transaction-related expenses are comprised primarily of transaction fees, including legal, finance, consulting, professional fees and other third-party costs. These amounts were recorded as operating expenses in the consolidated statements of income in the periods incurred. At the closing of the transaction in the successor period, the acquirer directly paid (or repaid to the sellers) the amounts owed for such expenses, settling them in a combination of cash and equity. From the perspective of the Successor entity, the settlement of these amounts by the acquirer at closing were allocated between purchase price for the business combination and recapitalization of BRELF II, using a methodology consistent with the allocation of the overall consideration transferred.

Included within the transaction-related expenses referred to above, is a termination fee of $10.0 million related to the termination of certain referral agreements the Predecessor Management Companies had in place with a related entity, which settled in $7.0 million of cash and $3.0 million of the Company common stock at closing.

Supplemental pro forma financial information

When giving effect to the Business Combination as if it closed on January 1, 2018, there are no material differences between historical revenue and earnings of the Company and results on a pro forma basis, except for the timing of transaction costs and amortization expense related to intangible assets, which would have been incurred as of an earlier date. Refer to Note 6 for the future impact of estimated amortization expense related to acquired intangible assets based on the preliminary fair values and preliminary estimated useful lives.